ACCUMULATED OTHER COMPREHENSIVE INCOME Reclassifications out of AOCI (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2013		Jun. 30, 2012	Jun. 30, 2011
Reclassifications out of Accumulated Other Comprehensive Income [Line Items]
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Tax	$ 92		$ 441	$ 713
Other Comprehensive Income (Loss), Available-for-sale Securities, Tax	5		3	2
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	(24)		(3)	3
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Tax	637		993	302
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	1,004		(2,010)	453
Reclassifications out of Accumulated Other Comprehensive Income	(54)	[1]
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
Reclassifications out of Accumulated Other Comprehensive Income [Line Items]
Interest Rate Cash Flow Hedge Gain (Loss) Reclassified to Earnings, Net	6	[2]
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, before Tax	215	[2]
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, before Tax	221	[2]
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Tax	(2)	[2]
Pension Plans, Defined Benefit [Member]
Reclassifications out of Accumulated Other Comprehensive Income [Line Items]
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	2	[1]
Defined Benefit Plan, Actuarial Gain (Loss)	(412)	[1]
Defined Benefit Plan Curtailments And Settlements	(4)	[1]
Defined Benefit Plan, Amortization of Net Gains (Losses)	(414)	[1]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Tax	141	[1]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	$ (273)	[1]

[1]	Reclassified from AOCI into costs of products sold and SG&A. These components are included in the computation of net periodic pension cost (see Note 9 for additional details).
[2]	See Note 5 for classification of these items in the Consolidated Statement of Earnings.